Intangible Assets, Net - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2011 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2010 USD ($)
Intangible Assets [Line Items]
License agreements, cash consideration							$ 24,700,000
License agreements, term		The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.	The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.
License agreements, initial payments	$ 10,000,000
License agreements, addition payments	$ 12,700,000
License fee payable			$ 3,100,000
Amortization expense related to intangible assets			0	¥ 0		¥ 10,200,000
Impairment of intangible assets		¥ 0	0	¥ 0	$ 0	¥ 68,003,805
Backlog
Intangible Assets [Line Items]
Previously recognized backlog in relation to game development and license agreement acquired			$ 400,000